Merger Related Costs Schedule (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jun. 11, 2014	Dec. 28, 2013
Business Acquisition [Line Items]
Deferred Portion of Purchase Price	$ 42,440		$ 0
Parent Company
Business Acquisition [Line Items]
Loan acquisition costs	16,102
Transaction expenses	15,783
Total	31,885
Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Paid to Stockholders		188,117
Loan acquisition costs	21,297
Transaction expenses	18,552
Total	39,849
Business Acquisition, Cost of Acquired Entity, Cash Paid into Escrow		8,252
Deferred Portion of Purchase Price	42,400	47,931
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities		180,532
Business Combination, Consideration Transferred		$ 424,832